Description Of Business And Significant Accounting Policies (Reconciliations Of The Numerators And Denominators On Basic And Diluted Earnings Per Share) (FY) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Description Of Business And Significant Accounting Policies [Abstract]
Net income (loss) from continuing operations		$ (167)	$ (182)	$ 9	$ (96)	$ (88)	$ 298	$ 99	$ 133			$ (436)	$ 442
Net income from discontinued operations													$ 1,127
Weighted average shares - basic	10,673,458			10,648,663						10,669,794	10,646,442	10,651,342	10,628,170
Dilution effect of share-based compensation, treasury method
Weighted average shares - dilutive	10,673,458			10,648,663						10,669,794	10,646,442	10,651,342	10,628,170
Continuing operations												$ (0.04)	$ 0.04
Discontinued operations													$ 0.11